Stockholders' Equity - Common Shares Reserved For Issuance (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved	183,884,000	264,418,000
Common Stock | Common Stock warrants
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved	1,770,000	12,312,000
Common Stock | Stock options
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved	2,344,000	3,489,000
Common Stock | Restricted stock units
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved	9,158,000	0
Common Stock | Public Warrants (as exercised for class A common stock) treated as liability
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved	15,813,000	0
Common Stock | Private Placement Warrants (as exercised for class A common stock) treated as liability
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved	8,325,000	0
Common Stock | Reserved Shares
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved	146,474,000	248,617,000
Common Class A [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved		264,418	268,926
Common Class A [Member] | Class A Common Stock Warrants [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved		12,312	11,551
Common Class A [Member] | Stock Options Outstanding [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved		3,489	3,856
Common Class A [Member] | Shares Available For Future Grant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock reserved		248,617	253,519